COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Amount of outstanding loan balance under guarantee model	¥ 5		¥ 60
Percentage of total outstanding loan balances represented by the guarantee model loan balances	0.003%	0.003%	0.04%	0.04%
Capital commitments contracted but not yet reflected	¥ 500	$ 70.0	¥ 500	$ 74.6